PUT OPTION LIABILITIES (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jun. 30, 2025 USD ($)	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Mar. 26, 2024 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
PUT OPTION LIABILITIES
Balance at ending					¥ 112	$ 16
Gain on derecognition						$ 200
Exchange rates used to translate amounts from RMB to US$						6.9931
Fair value of the put liability	$ 200							$ 200
Call option asset	1,000							1,000
Gain (loss) on derecognition						$ (800)
Beijing Naonao
PUT OPTION LIABILITIES
Gain (loss) on change in fair value	$ 1,000
Derivatives
PUT OPTION LIABILITIES
The initial valuation of put option liabilities		¥ 7,718	$ 1,083
Balance at ending					112	20	¥ 1,923	289
Gain (loss) on change in fair value					237	33	¥ 5,795	794
Gain on derecognition					¥ 1,574	236
Derivative liabilities exchange rate fluctuations						$ 4
Shenma
PUT OPTION LIABILITIES
Number of invstees' shares acquired (in shares) | shares					14,250	14,250
Option equity interest						19.00%
The initial valuation of put option liabilities			$ 199
Balance at ending						$ 20		14
Gain (loss) on change in fair value						$ (6)		185
Beijing Naonao
PUT OPTION LIABILITIES
Option equity interest						21.70%
The initial valuation of put option liabilities				$ 884
Balance at ending								275
Gain (loss) on change in fair value						$ 39		$ 609
Gain on derecognition						$ 236